Contingent liabilities - Summary of Contingent Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Contingent liabilities	kr 1,638	kr 1,561
Total	kr 1,638	kr 1,561